Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Jan. 14, 2022	Oct. 31, 2022
Subsequent Events (Details) [Line Items]
Pre-money enterprise valuation (in Dollars)		$ 150,000,000
Price per share		$ 10
Subject to adjustment, per share		12.5
Additional offering cost (in Dollars)	$ 125,227
Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Additional units (in Shares)	227,686
Gross proceeds (in Dollars)	$ 2,276,860
Founder shares (in Shares)	224,328
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Additional units (in Shares)	4,554
Gross proceeds (in Dollars)	$ 45,540
Additional units price per share	$ 10
Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, per share		0.01
WaveTech Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value		0.01
WTMA Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value		0.0001
Sponsor Support and Lock-up Agreement [Member]
Subsequent Events (Details) [Line Items]
Subject to adjustment, per share		$ 12.5